PORTFOLIO OF INVESTMENTS

3RD QUARTER

USAA HIGH INCOME FUND

APRIL 30, 2019

48486-0619	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA High Income Fund

April 30, 2019 (unaudited)

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	BONDS (87.5%)
	BANK LOANS (4.1%)(a)
	Communications (0.9%)
	Advertising (0.3%)
$ 5,000	Advantage Sales & Marketing, Inc. (1 mo. LIBOR + 6.50%)	8.98%		7/25/2022	$3,757
2,996	Getty Images, Inc. (1 mo. LIBOR + 4.50%)	7.00		2/19/2026	2,993

					6,750

	Media (0.4%)
2,910	Cengage Learning Acquisitions, Inc. (1 mo. LIBOR + 4.25%)	6.73		6/07/2023	2,810
4,310	iHeartCommunications, Inc. (b)	—	(c)	7/30/2019	3,222
2,240	iHeartCommunications, Inc. (b)	—	(c)	1/30/2020	1,670

					7,702

	Telecommunications (0.2%)
2,963	Avaya Holdings Corp. (1 mo. LIBOR + 4.25%)	6.72		12/15/2024	2,975
1,000	Intelsat Jackson Holdings S.A.	6.63		1/02/2024	1,010

					3,985

	Total Communications				18,437

	Consumer, Cyclical (1.4%)
	Retail (1.4%)
3,160	Academy, Ltd. (1 mo. LIBOR + 4.00%)	6.48		7/01/2022	2,365
6,651	Academy, Ltd. (1 mo. LIBOR + 4.00%)	6.50		7/01/2022	4,978
3,808	J.C. Penney Co., Inc. (3 mo. LIBOR + 4.25%)	6.88		6/23/2023	3,409
8,722	Neiman Marcus Group Ltd., LLC (1 mo. LIBOR + 3.25%)	5.72		10/25/2020	8,100
3,000	NPC International, Inc. (1 mo. LIBOR + 7.50%)	9.98		4/18/2025	2,295
3,000	P.F. Chang’s China Bistro Inc. (3 mo. LIBOR + 6.50%)	9.09		3/01/2026	2,967
1,954	Petsmart, Inc. (1 mo. LIBOR + 4.25%)	6.73		3/11/2022	1,889
8,848	Serta Simmons Bedding, LLC (1 mo. LIBOR + 8.00%)	10.47		11/08/2024	3,893

	Total Consumer, Cyclical				29,896

	Consumer, Non-cyclical (0.6%)
	Commercial Services (0.2%)
6	Constellis Holdings, LLC (3 mo. LIBOR + 5.00%)	7.54		4/21/2024	6
2,450	Constellis Holdings, LLC (3 mo. LIBOR + 5.00%)	7.58		4/21/2024	2,352
2,500	Constellis Holdings, LLC (3 mo. LIBOR + 9.00%)	11.58		4/21/2025	2,381

					4,739

	Healthcare-Services (0.4%)
4,988	Envision Healthcare Corp. (1 mo. LIBOR + 3.75%)	6.23		10/10/2025	4,828

1 | USAA High Income Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
$ 4,500	Wink Holdco, Inc. (1 mo. LIBOR + 6.75%)	9.24%		11/03/2025	$4,466

					9,294

	Total Consumer, Non-cyclical				14,033

	Energy (0.4%)
	Oil & Gas (0.2%)
2,000	California Resources Corp. (1 mo. LIBOR + 4.75%)	7.23		12/31/2022	1,946
2,400	Citgo Petroleum Corp. (3 mo. LIBOR + 5.00%)	7.60		3/22/2024	2,401
4,087	Quicksilver Resources, Inc. (b),(d)	—	(c)	6/21/2019	6

					4,353

	Pipelines (0.2%)
4,987	Lucid Energy Group II, LLC (1 mo. LIBOR + 3.00%)	5.48		2/17/2025	4,893

	Total Energy				9,246

	Industrial (0.3%)
	Transportation (0.3%)
5,634	YRC Worldwide, Inc. (1 mo. LIBOR + 8.50%)	10.98		7/24/2022	5,572

	Technology (0.5%)
	Software (0.5%)
1,000	Kronos, Inc. (3 mo. LIBOR + 8.25%)	10.99		11/01/2024	1,036
5,000	Mitchell International, Inc. (1 mo. LIBOR + 7.25%)	9.73		12/01/2025	4,922
921	Press Ganey Holdings, Inc. (1 mo. LIBOR + 6.50%)	8.98		10/21/2024	925
2,341	Sirius Computer Solutions, Inc. (1 mo. LIBOR + 4.25%)	6.73		10/30/2022	2,353
353	Veritas Bermuda Ltd. (1 mo. LIBOR + 4.50%)	6.98		1/27/2023	332
1,260	Veritas Bermuda Ltd. (1 mo. LIBOR + 4.50%)	7.01		1/27/2023	1,186

	Total Technology				10,754

	Total Bank Loans (cost: $101,063)				87,938

	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Mortgage Securities (0.1%)
	Whole Loan Collateral CMO (0.1%)
2,443	CHL Mortgage Pass-Through Trust (1 mo. LIBOR + 0.96%)	3.44	(e)	2/25/2035	455
1,027	Wells Fargo Mortgage Backed Securities Trust	5.15	(f)	4/25/2035	1,021

	Total Mortgage Securities				1,476

	Total Collateralized Mortgage Obligations (cost: $2,134)				1,476

	COMMERCIAL MORTGAGE SECURITIES (0.3%)
	Mortgage Securities (0.3%)
	Commercial MBS (0.3%)
163	Banc of America Commercial Mortgage Trust	6.79	(f)	2/10/2051	163
435	Bear Stearns Commercial Mortgage Securities Trust(g)	5.66	(f)	9/11/2041	433
5,000	Bear Stearns Commercial Mortgage Securities Trust	5.57	(f)	1/12/2045	4,468
585	Citigroup Commercial Mortgage Trust	6.82	(f)	12/10/2049	309
73	Credit Suisse Commercial Mortgage Trust (1 mo. LIBOR + 0.19%)	2.66	(e)	2/15/2040	72
103	Credit Suisse First Boston Securities Corp.(h)	1.98	(f)	5/17/2040	—

	Total Mortgage Securities				5,445

	Total Commercial Mortgage Securities (cost: $6,360)				5,445

Portfolio of Investments | 2

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	CORPORATE OBLIGATIONS (59.3%)
	Basic Materials (3.2%)
	Chemicals (0.9%)
$ 6,000	CF Industries, Inc.	5.15%	3/15/2034	$5,835
3,000	Kraton Polymers, LLC / Kraton Polymers Capital Corp. (g)	7.00	4/15/2025	3,115
5,000	Olin Corp.	5.00	2/01/2030	4,969
5,000	Starfruit Finco B.V. / Starfruit U.S. Holdco, LLC (g),(i)	8.00	10/01/2026	5,144

				19,063

	Iron/Steel (1.1%)
7,417	AK Steel Corp. (i)	6.38	10/15/2025	6,249
10,456	Allegheny Ludlum, LLC	6.95	12/15/2025	10,822
7,000	United States Steel Corp.	6.25	3/15/2026	6,309

				23,380

	Mining (1.2%)
4,000	Alcoa Nederland Holding B.V. (g)	6.13	5/15/2028	4,170
5,000	Compass Minerals International, Inc. (g)	4.88	7/15/2024	4,737
20,000	Freeport-McMoRan, Inc.	5.45	3/15/2043	18,150

				27,057

	Total Basic Materials			69,500

	Communications (10.4%)
	Advertising (0.1%)
1,500	Getty Images, Inc. (g)	9.75	3/01/2027	1,530

	Internet (0.5%)
5,000	Netflix, Inc.	4.88	4/15/2028	4,969
5,000	Zayo Group, LLC / Zayo Capital, Inc.	6.38	5/15/2025	5,106
500	Zayo Group, LLC / Zayo Capital, Inc. (g)	5.75	1/15/2027	509

				10,584

	Media (3.9%)
5,000	Cablevision Systems Corp.	8.00	4/15/2020	5,221
5,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	5.75	1/15/2024	5,137
5,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (g)	5.75	2/15/2026	5,235
5,500	CCO Holdings, LLC / CCO Holdings Capital Corp. (g)	5.50	5/01/2026	5,690
5,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (g)	5.13	5/01/2027	5,088
1,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (g)	5.00	2/01/2028	1,001
10,000	Clear Channel Worldwide Holdings, Inc.(g)	9.25	2/15/2024	10,787
16,018	CSC Holdings, LLC (g)	10.88	10/15/2025	18,461
1,000	CSC Holdings, LLC (g)	5.38	2/01/2028	1,019
3,000	CSC Holdings, LLC (g)	7.50	4/01/2028	3,289
4,500	CSC Holdings, LLC (g)	6.50	2/01/2029	4,840
5,000	DISH DBS Corp. (i)	5.00	3/15/2023	4,600
5,000	Meredith Corp.	6.88	2/01/2026	5,225
3,000	Radiate Holdco, LLC / Radiate Finance, Inc. (g)	6.88	2/15/2023	3,015
5,000	Salem Media Group, Inc. (g)	6.75	6/01/2024	4,525

				83,133

	Telecommunications (5.9%)
10,000	CenturyLink, Inc.	5.80	3/15/2022	10,326
5,000	CenturyLink, Inc. (i)	7.50	4/01/2024	5,381
5,000	Cincinnati Bell, Inc. (g)	7.00	7/15/2024	4,638
2,000	Cincinnati Bell, Inc. (g)	8.00	10/15/2025	1,835
5,000	Cogent Communications Finance, Inc. (g)	5.63	4/15/2021	5,088
3,000	CommScope Technologies, LLC (g)	6.00	6/15/2025	3,058
2,000	CommScope Technologies, LLC (g)	5.00	3/15/2027	1,875
20,000	Frontier Communications Corp.	11.00	9/15/2025	13,050

3 | USAA High Income Fund

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 2,000	Frontier Communications Corp. (g)	8.50%	4/01/2026	$1,890
9,000	Frontier Communications Corp.	9.00	8/15/2031	5,153
3,000	Gogo Intermediate Holdings, LLC / Gogo Finance Co., Inc. (g)	12.50	7/01/2022	3,239
5,000	Level 3 Financing, Inc.	6.13	1/15/2021	5,031
20,000	Sprint Corp.	7.63	2/15/2025	20,250
15,000	Sprint Corp.	7.63	3/01/2026	15,037
5,000	T-Mobile USA, Inc.	6.50	1/15/2024	5,187
5,000	T-Mobile USA, Inc.	6.00	4/15/2024	5,219
10,000	T-Mobile USA, Inc.	4.75	2/01/2028	10,125
5,000	Trilogy International Partners, LLC / Trilogy International Finance, Inc. (g)	8.88	5/01/2022	4,913
7,437	Windstream Services, LLC / Windstream Finance Corp. (b),(g),(i)	9.00	6/30/2025	5,020

				126,315

	Total Communications			221,562

	Consumer, Cyclical (8.0%)
	Auto Manufacturers (1.0%)
10,000	Ford Motor Co.	6.63	10/01/2028	11,139
3,000	JB Poindexter & Co., Inc. (g)	7.13	4/15/2026	3,075
3,000	Navistar International Corp. (g)	6.63	11/01/2025	3,071
5,000	Tesla, Inc. (g),(i)	5.30	8/15/2025	4,294

				21,579

	Auto Parts & Equipment (0.4%)
5,000	Panther BF Aggregator 2, LP / Panther Finance Co., Inc. (g)	8.50	5/15/2027	5,182
3,000	Titan International, Inc.	6.50	11/30/2023	2,895

				8,077

	Distribution/Wholesale (0.1%)
2,000	H&E Equipment Services, Inc.	5.63	9/01/2025	2,037

	Entertainment (1.8%)
3,000	AMC Entertainment Holdings, Inc. (i)	5.88	11/15/2026	2,798
3,000	AMC Entertainment Holdings, Inc. (i)	6.13	5/15/2027	2,809
3,000	Churchill Downs, Inc. (g)	4.75	1/15/2028	2,955
3,000	Downstream Development Authority of the Quapaw Tribe (g)	10.50	2/15/2023	3,150
2,000	Eldorado Resorts, Inc.	7.00	8/01/2023	2,095
2,500	Eldorado Resorts, Inc.	6.00	4/01/2025	2,594
3,000	International Game Technology plc (g)	6.25	1/15/2027	3,160
5,000	National CineMedia, LLC	5.75	8/15/2026	4,887
4,364	Scientific Games International, Inc.	10.00	12/01/2022	4,609
4,000	Scientific Games International, Inc. (g)	5.00	10/15/2025	3,989
6,000	Scientific Games International, Inc. (g)	8.25	3/15/2026	6,232

				39,278

	Home Builders (1.1%)
4,000	Ashton Woods USA, LLC / Ashton Woods Finance Co. (g)	6.75	8/01/2025	3,760
2,000	Ashton Woods USA, LLC / Ashton Woods Finance Co. (g)	9.88	4/01/2027	2,100
5,000	Beazer Homes USA, Inc.	5.88	10/15/2027	4,538
2,500	LGI Homes, Inc. (g),(i)	6.88	7/15/2026	2,544
3,000	M/I Homes, Inc.	6.75	1/15/2021	3,056
3,330	M/I Homes, Inc.	5.63	8/01/2025	3,284
3,000	Williams Scotsman International, Inc. (g)	6.88	8/15/2023	3,060

				22,342

Portfolio of Investments | 4

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	Leisure Time (0.4%)
$ 10,000	Constellation Merger Sub, Inc. (g),(i)	8.50%		9/15/2025	$9,500

	Lodging (1.0%)
3,000	Boyd Gaming Corp.	6.00		8/15/2026	3,128
3,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp.	4.88		4/01/2027	3,053
1,721	Inn of the Mountain Gods Resort & Casino (i),(j)	9.25	(k)	11/30/2020	1,721
3,000	Station Casinos, LLC (g)	5.00		10/01/2025	2,955
11,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp. (g)	5.25		5/15/2027	10,752

					21,609

	Retail (2.1%)
5,000	CEC Entertainment, Inc. (i)	8.00		2/15/2022	5,050
1,500	Golden Nugget, Inc. (g)	6.75		10/15/2024	1,538
5,000	Golden Nugget, Inc. (g)	8.75		10/01/2025	5,250
5,000	J.C. Penney Corp., Inc. (i)	5.65		6/01/2020	4,725
1,500	J.C. Penney Corp., Inc. (g),(i)	8.63		3/15/2025	930
10,000	L Brands, Inc.	6.95		3/01/2033	8,525
2,500	L Brands, Inc.	6.75		7/01/2036	2,187
3,162	Men’s Wearhouse, Inc. (i)	7.00		7/01/2022	3,107
6,500	Party City Holdings, Inc. (g),(i)	6.63		8/01/2026	6,460
5,000	PetSmart, Inc. (g)	7.13		3/15/2023	4,450
2,000	PetSmart, Inc. (g)	5.88		6/01/2025	1,822

					44,044

	Toys/Games/Hobbies (0.1%)
3,000	Mattel, Inc. (g)	6.75		12/31/2025	3,008

	Total Consumer, Cyclical				171,474

	Consumer, Non-cyclical (10.2%)
	Commercial Services (2.4%)
3,000	Ahern Rentals, Inc. (g)	7.38		5/15/2023	2,685
3,312	Aptim Corp (g),(i)	7.75		6/15/2025	2,501
3,000	Eastern Maine Healthcare Systems	5.02		7/01/2036	2,959
15,000	Hertz Corp. (g)	7.63		6/01/2022	15,516
3,500	Matthews International Corp. (g)	5.25		12/01/2025	3,426
4,733	Midas Intermediate Holdco II, LLC / Midas Intermediate Holdco II Finance, Inc. (g)	7.88		10/01/2022	4,378
863	Prime Security Services Borrower, LLC/Prime Finance, Inc. (g)	9.25		5/15/2023	911
3,000	R.R. Donnelley & Sons Co. (i)	6.00		4/01/2024	3,030
3,000	Refinitiv US Holdings, Inc. (g)	6.25		5/15/2026	3,086
2,000	Refinitiv US Holdings, Inc. (g)	8.25		11/15/2026	2,032
3,000	United Rentals North America, Inc.	5.50		7/15/2025	3,114
8,000	United Rentals North America, Inc.	5.50		5/15/2027	8,260

					51,898

	Food (1.5%)
8,000	Albertson’s Cos., LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC	6.63		6/15/2024	8,290
12,000	Albertson’s Cos., LLC / Safeway, Inc. / New Albertson’s, LP / Albertson’s, LLC	5.75		3/15/2025	11,970
3,000	Matterhorn Merger Sub, LLC / Matterhorn Finance Sub, Inc. (g)	8.50		6/01/2026	2,693
3,000	Pilgrim’s Pride Corp. (g)	5.88		9/30/2027	3,105
3,000	Post Holdings, Inc. (g)	8.00		7/15/2025	3,225
3,000	Post Holdings, Inc. (g)	5.75		3/01/2027	3,090

					32,373

5 | USAA High Income Fund

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
	Healthcare Products (0.4%)
$ 9,000	Mallinckrodt International Finance S.A. (i)	4.75%	4/15/2023	$6,570
3,000	Mallinckrodt International Finance SA / Mallinckrodt CB, LLC (g),(i)	5.50	4/15/2025	2,175

				8,745

	Healthcare-Services (3.6%)
6,339	Community Health Systems, Inc.	6.88	2/01/2022	4,180
3,000	DaVita, Inc.	5.13	7/15/2024	3,008
2,000	DaVita, Inc.	5.00	5/01/2025	1,964
2,000	Encompass Health Corp.	5.75	9/15/2025	2,063
29,500	HCA, Inc.	5.63	9/01/2028	31,491
10,000	RegionalCare Hospital Partners Holdings, Inc. (g)	8.25	5/01/2023	10,641
14,000	Tenet Healthcare Corp.	6.75	6/15/2023	14,332
6,425	Tenet Healthcare Corp. (i)	7.00	8/01/2025	6,529
2,000	WellCare Health Plans, Inc. (g)	5.38	8/15/2026	2,100

				76,308

	Pharmaceuticals (2.3%)
30,000	Bausch Health Cos, Inc. (g)	6.13	4/15/2025	30,412
15,000	Endo Dac / Endo Finance, LLC / Endo Finco, Inc. (g)	6.00	7/15/2023	12,300
5,250	Par Pharmaceutical, Inc. (g)	7.50	4/01/2027	5,459

				48,171

	Total Consumer, Non-cyclical			217,495

	Energy (10.4%)
	Coal (1.1%)
3,000	Alliance Resource Operating Partners, LP / Alliance Resource Finance Corp. (g)	7.50	5/01/2025	3,158
5,000	CONSOL Energy, Inc. (g)	11.00	11/15/2025	5,650
500	Natural Resource Partners, LP / NRP Finance Corp. (g),(l)	9.13	6/30/2025	519
2,000	Peabody Energy Corp. (g)	6.38	3/31/2025	1,990
5,000	SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. (g)	7.50	6/15/2025	5,062
7,000	Warrior Met Coal, Inc. (g)	8.00	11/01/2024	7,337

				23,716

	Oil & Gas (4.9%)
5,162	California Resources Corp. (g),(i)	8.00	12/15/2022	3,949
1,297	California Resources Corp.	6.00	11/15/2024	895
3,000	Carrizo Oil & Gas, Inc.	8.25	7/15/2025	3,067
6,000	Chesapeake Energy Corp.	7.50	10/01/2026	5,835
6,000	Chesapeake Energy Corp.	8.00	6/15/2027	5,897
1,875	CITGO Petroleum Corp. (g)	6.25	8/15/2022	1,877
7,000	Diamond Offshore Drilling, Inc.	7.88	8/15/2025	6,877
3,000	Ensco Rowan plc	5.20	3/15/2025	2,424
3,000	Ensco Rowan plc	7.75	2/01/2026	2,610
1,619	EP Energy, LLC / Everest Acquisition Finance, Inc.	7.75	9/01/2022	389
2,408	ESC Reuters Group plc ADR(d)	8.00	10/01/2020	35
6,000	HighPoint Operating Corp.	7.00	10/15/2022	5,850
4,000	Murphy Oil Corp.	6.88	8/15/2024	4,194
3,000	Murphy Oil Corp.	5.75	8/15/2025	3,085
3,000	Nabors Industries, Inc. (i)	5.50	1/15/2023	2,873
3,000	Nabors Industries, Inc.	5.75	2/01/2025	2,745
5,000	PBF Holding Co., LLC / PBF Finance Corp.	7.25	6/15/2025	5,169
5,000	Rowan Companies, Inc.	7.38	6/15/2025	4,475
3,000	Southwestern Energy Co. (i)	4.10	3/15/2022	2,955
7,000	Southwestern Energy Co.	6.20	1/23/2025	6,917
2,000	Southwestern Energy Co. (i)	7.75	10/01/2027	2,035
5,000	SRC Energy, Inc.	6.25	12/01/2025	4,776
7,000	Transocean, Inc. (g)	9.00	7/15/2023	7,516

Portfolio of Investments | 6

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
$ 5,000	Transocean, Inc. (g)	7.50%		1/15/2026		$4,950
5,750	Transocean, Inc. (i)	7.50		4/15/2031		5,031
3,000	Whiting Petroleum Corp. (i)	6.63		1/15/2026		3,003
3,000	WPX Energy, Inc.	8.25		8/01/2023		3,439
2,000	WPX Energy, Inc.	5.75		6/01/2026		2,075

						104,943

	Oil & Gas Services (1.1%)
5,000	CSI Compressco, LP / CSI Compressco Finance, Inc.	7.25		8/15/2022		4,475
7,000	McDermott Technology Americas, Inc. / McDermott Technology US, Inc. (g)	10.63		5/01/2024		6,348
3,000	USA Compression Partners, LP / USA Compression Finance Corp. (g)	6.88		9/01/2027		3,173
7,000	Weatherford International, LLC (i)	9.88		3/01/2025		4,935
5,880	Weatherford International, Ltd. (i)	5.13		9/15/2020		4,851

						23,782

	Pipelines (3.3%)
5,000	Andeavor Logistics, LP (3 mo. LIBOR + 4.65%)	6.88	(m)	—	(n)	5,059
5,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp. (g)	6.13		11/15/2022		5,075
10,000	DCP Midstream Operating, LP (3 mo. LIBOR + 3.85%) (g)	5.85	(m)	5/21/2043		9,300
2,500	Energy Transfer Operating, LP	7.50		10/15/2020		2,660
5,000	Energy Transfer Operating, LP (3 mo. LIBOR + 3.02%)	5.60	(e)	11/01/2066		4,162
5,000	EnLink Midstream Partners, LP (3 mo. LIBOR + 4.11%)	6.00	(m)	—	(n)	4,331
12,000	Enterprise Products Operating, LLC (3 mo. LIBOR + 2.78%) (i)	5.40	(e)	6/01/2067		11,121
3,000	Enterprise TE Partners, LP (3 mo. LIBOR + 2.78%) (d)	5.40	(e)	6/01/2067		2,775
3,000	Genesis Energy, LP / Genesis Energy Finance Corp.	6.50		10/01/2025		3,025
5,061	Kinder Morgan, Inc.	7.80		8/01/2031		6,591
3,500	Martin Midstream Partners, LP / Martin Midstream Finance Corp.	7.25		2/15/2021		3,448
3,906	SemGroup Corp.	6.38		3/15/2025		3,740
5,000	Southern Union Co. (3 mo. LIBOR + 3.02%)	5.60	(e)	11/01/2066		4,062
3,000	Transcontinental Gas Pipe Line Co., LLC	7.85		2/01/2026		3,755

						69,104

	Total Energy					221,545

	Financial (9.6%)
	Banks (1.9%)
5,000	Bank OZK (3 mo. LIBOR + 4.43%) (i)	5.50	(m)	7/01/2026		5,056
5,100	CIT Group, Inc.	6.13		3/09/2028		5,693
5,000	First Midwest Bancorp, Inc. (i)	5.88		9/29/2026		5,283
10,409	Regions Bank	6.45		6/26/2037		12,732
1,790	Regions Financial Corp.	7.38		12/10/2037		2,379
10,000	Synovus Financial Corp. (5 Yr. Semi-Annual Swap + 3.38%)	5.90	(m)	2/07/2029		10,250

						41,393

	Diversified Financial Services (3.5%)
5,000	Ally Financial, Inc. (i)	5.75		11/20/2025		5,437
5,000	Credit Acceptance Corp.	6.13		2/15/2021		5,016
9,750	Credit Acceptance Corp. (g)	6.63		3/15/2026		10,286
2,454	ILFC E-Capital Trust I (Highest of 3 mo. LIBOR/10 Year CMT/30 Year CMT + 1.55%) (g)	4.57	(e)	12/21/2065		1,847
9,362	ILFC E-Capital Trust II (Highest of 3 mo. LIBOR/10 Year CMT/30 Year CMT + 1.80%) (g)	4.85	(e)	12/21/2065		7,256

7 | USAA High Income Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
$ 1,000	Lehman Brothers Holdings, Inc. (b),(d)	1.00%		12/31/2049	$18
1,447	Lehman Brothers Treasury Co. B.V. (Zero Coupon) (d),(l)	0.00		12/31/2049	26
3,500	National Rural Utilities Cooperative Finance Corp. (3 mo. LIBOR + 2.91%)	4.75	(m)	4/30/2043	3,437
12,000	Navient Corp.	7.25		1/25/2022	12,900
1,000	Navient Corp.	6.13		3/25/2024	1,028
7,000	Navient Corp.	6.75		6/25/2025	7,157
2,000	Navient Corp.	6.75		6/15/2026	2,020
3,000	Ocwen Loan Servicing, LLC (g),(i)	8.38		11/15/2022	2,760
9,000	Springleaf Finance Corp.	7.13		3/15/2026	9,681
5,000	Synchrony Financial	3.95		12/01/2027	4,792

					73,661

	Insurance (2.8%)
5,000	American Equity Investment Life Holding Co.	5.00		6/15/2027	5,022
10,000	AmTrust Financial Services, Inc.	6.13		8/15/2023	9,828
3,000	AmWINS Group, Inc. (g)	7.75		7/01/2026	3,038
14,000	Genworth Holdings, Inc. (3 mo. LIBOR + 2.00%)	4.69	(e)	11/15/2036	7,805
3,000	Global Atlantic Financial Co. (g)	8.63		4/15/2021	3,292
3,780	Hanover Insurance Group, Inc.	8.21		2/03/2027	4,331
8,000	Hartford Financial Services Group, Inc. (3 mo. LIBOR + 2.13%) (g)	4.81	(e)	2/12/2047	7,167
3,000	HUB International Ltd. (g)	7.00		5/01/2026	3,034
2,000	MetLife, Inc. (i)	10.75		8/01/2039	3,134
10,000	Prudential Financial, Inc. (3 mo. LIBOR + 3.04%)	5.20	(m)	3/15/2044	10,189
2,000	Zenith National Insurance Capital Trust I (g)	8.55		8/01/2028	2,281

					59,121

	REITS (1.2%)
5,000	CBL & Associates, LP	4.60		10/15/2024	3,325
3,000	Equinix, Inc.	5.38		5/15/2027	3,183
4,000	MGM Growth Properties Operating Partnership, LP / MGP Finance Co-Issuer, Inc. (g)	5.75		2/01/2027	4,215
2,000	MPT Operating Partnership, LP / MPT Finance Corp.	5.00		10/15/2027	2,010
3,000	Sabra Health Care, LP	5.13		8/15/2026	2,978
3,000	Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital, LLC (g),(i)	7.13		12/15/2024	2,730
1,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC (g)	6.00		4/15/2023	963
2,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC	8.25		10/15/2023	1,873
5,000	Washington Prime Group, LP (i)	5.95		8/15/2024	4,641

					25,918

	Savings & Loans (0.2%)
5,000	Banc of California, Inc.	5.25		4/15/2025	5,109

	Total Financial				205,202

	Government (0.0%)
	Regional(state/province) (0.0%)
3,000	Mashantucket (Western) Pequot Tribe (d),(j)	7.35	(k)	7/01/2026	465

	Industrial (4.2%)
	Aerospace/Defense (0.3%)
5,000	Arconic, Inc.	5.95		2/01/2037	5,041
2,000	Bombardier, Inc. (g)	7.88		4/15/2027	2,015

					7,056

	Electrical Components & Equipment (0.4%)
5,079	Artesyn Embedded Technologies, Inc. (g),(i)	9.75		10/15/2020	4,876

Portfolio of Investments | 8

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
$ 3,000	Energizer Holdings, Inc. (g)	7.75%		1/15/2027		$3,258

						8,134

	Electronics (0.1%)
1,500	Itron, Inc. (g)	5.00		1/15/2026		1,493
1,500	Resideo Funding, Inc. (g)	6.13		11/01/2026		1,556

						3,049

	Engineering & Construction (0.6%)
4,000	Brand Industrial Services, Inc. (g)	8.50		7/15/2025		3,770
2,000	New Enterprise Stone & Lime Co., Inc. (g)	10.13		4/01/2022		2,059
1,000	New Enterprise Stone & Lime Co., Inc. (g)	6.25		3/15/2026		1,016
5,000	Weekley Homes, LLC / Weekley Finance Corp.	6.63		8/15/2025		4,975

						11,820

	Environmental Control (0.3%)
3,000	Covanta Holding Corp.	5.88		7/01/2025		3,086
3,000	Waste Pro USA, Inc. (g)	5.50		2/15/2026		3,000

						6,086

	Metal Fabrication/Hardware (0.4%)
5,000	Novelis Corp. (g)	5.88		9/30/2026		5,094
3,000	Zekelman Industries, Inc. (g)	9.88		6/15/2023		3,174

						8,268

	Miscellaneous Manufacturers (0.7%)
5,000	General Electric Co. (3 mo. LIBOR + 3.33%)	5.00	(m)	—	(n)	4,742
12,000	Textron Financial Corp. (3 mo. LIBOR + 1.74%) (g)	4.42	(e)	2/15/2042		9,744

						14,486

	Packaging & Containers (1.1%)
10,000	BWAY Holding Co. (g),(i)	7.25		4/15/2025		9,775
3,150	Flex Acquisition Co., Inc. (g)	6.88		1/15/2025		2,953
2,000	Flex Acquisition Co., Inc. (g)	7.88		7/15/2026		1,879
3,000	Plastipak Holdings, Inc. (g)	6.25		10/15/2025		2,820
3,000	Sealed Air Corp. (g)	6.88		7/15/2033		3,285
3,000	Trident Merger Sub, Inc. (g)	6.63		11/01/2025		2,813

						23,525

	Transportation (0.3%)
2,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (g)	7.38		1/15/2022		1,320
5,333	XPO Logistics, Inc. (g)	6.75		8/15/2024		5,520

						6,840

	Total Industrial					89,264

	Technology (1.1%)
	Computers (0.1%)
3,000	Western Digital Corp. (i)	4.75		2/15/2026		2,903

	Software (1.0%)
5,000	First Data Corp. (g)	5.38		8/15/2023		5,124
5,000	Informatica, LLC (g)	7.13		7/15/2023		5,137
2,000	Solera, LLC / Solera Finance, Inc. (g)	10.50		3/01/2024		2,180
6,000	Sophia, LP / Sophia Finance, Inc. (g)	9.00		9/30/2023		6,255
3,000	Veritas US, Inc. / Veritas Bermuda Ltd. (g),(i)	10.50		2/01/2024		2,753

						21,449

	Total Technology					24,352

9 | USAA High Income Fund

Principal Amount (000)	Security	Coupon Rate		Maturity	Market Value (000)
	Utilities (2.2%)
	Electric (1.8%)
$ 10,000	Calpine Corp.	5.75%		1/15/2025	$9,925
7,000	GenOn Energy, Inc. (d),(i),(o),(p)	9.88		10/15/2020	2,750
1,518	GenOn Energy, Inc. / NRG Americas, Inc. (3 mo. LIBOR + 6.50%)	9.39	(e)	12/01/2023	1,514
1,500	NRG Energy, Inc.	7.25		5/15/2026	1,639
3,000	NRG Energy, Inc.	5.75		1/15/2028	3,188
10,000	PPL Capital Funding, Inc. (3 mo. LIBOR + 2.67%)	5.27	(e)	3/30/2067	9,193
5,000	Vistra Energy Corp.	5.88		6/01/2023	5,119
4,875	Vistra Energy Corp.	7.63		11/01/2024	5,151

					38,479

	Gas (0.4%)
5,000	NGL Energy Partners, LP / NGL Energy Finance Corp. (g)	7.50		4/15/2026	5,181
4,000	Southern Star Central Corp. (g)	5.13		7/15/2022	4,046

					9,227

	Total Utilities				47,706

	Total Corporate Obligations (cost: $1,263,479)				1,268,565

	EURODOLLAR AND YANKEE OBLIGATIONS (16.6%)
	Basic Materials (4.0%)
	Chemicals (0.4%)
3,000	SASOL Financing USA, LLC	5.88		3/27/2024	3,185
5,000	Venator Finance Sarl / Venator Materials, LLC (g),(i)	5.75		7/15/2025	4,738

					7,923

	Forest Products & Paper (0.3%)
6,200	Smurfit Kappa Treasury Funding Ltd.	7.50		11/20/2025	7,099

	Iron/Steel (1.1%)
18,000	ArcelorMittal	7.00		10/15/2039	20,694
3,000	Mineral Resources Ltd. (g)	8.13		5/01/2027	3,085

					23,779

	Mining (2.2%)
3,000	Eldorado Gold Corp. (g)	6.13		12/15/2020	2,992
10,000	First Quantum Minerals Ltd. (g)	7.50		4/01/2025	9,700
3,000	First Quantum Minerals Ltd. (g)	6.88		3/01/2026	2,820
10,000	New Gold, Inc. (g)	6.25		11/15/2022	9,125
13,000	Teck Resources Ltd.	6.13		10/01/2035	14,207
5,000	Vedanta Resources Ltd. (g)	8.25		6/07/2021	5,176
3,000	Vedanta Resources Ltd. (g),(i)	6.38		7/30/2022	2,938

					46,958

	Total Basic Materials				85,759

	Communications (2.7%)
	Media (0.7%)
4,000	Altice Financing S.A. (g)	7.50		5/15/2026	4,070
2,000	Altice Finco S.A. (g)	7.63		2/15/2025	1,879
2,000	Altice Luxembourg S.A. (g),(i)	7.75		5/15/2022	2,042
7,000	Altice Luxembourg S.A. (g)	7.63		2/15/2025	6,624

					14,615

	Telecommunications (2.0%)
10,000	Altice France S.A. (g)	7.38		5/01/2026	10,156
4,000	Altice France S.A. (g)	8.13		2/01/2027	4,190
6,500	Digicel Ltd. (g),(i)	6.00		4/15/2021	5,756

Portfolio of Investments | 10

Principal Amount (000)	Security	Coupon Rate	Maturity	Market Value (000)
$ 3,000	Digicel Ltd. (g),(i)	6.75%	3/01/2023	$2,140
2,000	Intelsat Connect Finance S.A. (g)	9.50	2/15/2023	1,865
5,000	Intelsat Jackson Holdings S.A.	5.50	8/01/2023	4,550
5,000	Intelsat Jackson Holdings S.A. (g)	8.50	10/15/2024	4,975
5,000	Intelsat Jackson Holdings S.A. (g)	9.75	7/15/2025	5,156
3,000	Millicom International Cellular S.A. (g)	6.25	3/25/2029	3,113
500	Wind Tre S.p.A. (g)	5.00	1/20/2026	459

				42,360

	Total Communications			56,975

	Consumer, Cyclical (1.1%)
	Airlines (0.6%)
5,000	Air Canada Pass-Through Trust (g)	5.00	3/15/2020	5,042
3,443	Latam Airlines Pass-Through Trust	4.50	11/15/2023	3,385
4,048	Norwegian Air Pass-Through Trust (g)	7.50	11/10/2023	4,181

				12,608

	Entertainment (0.1%)
3,000	Cirsa Finance Internationl Sarl (g)	7.88	12/20/2023	3,120

	Home Builders (0.3%)
3,000	Brookfield Residential Properties, Inc. (g)	6.38	5/15/2025	2,955
1,750	Mattamy Group Corp. (g)	6.88	12/15/2023	1,820
1,250	Mattamy Group Corp. (g)	6.50	10/01/2025	1,278

				6,053

	Lodging (0.1%)
2,500	Melco Resorts Finance Ltd. (g),(l)	5.25	4/26/2026	2,497

	Total Consumer, Cyclical			24,278

	Consumer, Non-cyclical (1.5%)
	Food (0.6%)
1,000	JBS Investments GmbH (g),(i)	7.25	4/03/2024	1,040
3,000	JBS USA LUX S.A. / JBS USA Finance, Inc. (g),(q)	5.88	7/15/2024	3,098
6,000	JBS USA LUX S.A. / JBS USA Finance, Inc. (g)	6.75	2/15/2028	6,367
3,000	Minerva Luxembourg S.A. (g)	5.88	1/19/2028	2,798

				13,303

	Household Products/Wares (0.3%)
8,000	Kronos Acquisition Holdings, Inc. (g)	9.00	8/15/2023	7,160

	Pharmaceuticals (0.6%)
10,000	Teva Pharmaceutical Finance Netherlands III B.V.	3.15	10/01/2026	8,399
500	Teva Pharmaceutical Finance Netherlands III B.V.	6.75	3/01/2028	516
5,000	Teva Pharmaceutical Finance Netherlands III B.V.	4.10	10/01/2046	3,557

				12,472

	Total Consumer, Non-cyclical			32,935

	Energy (3.3%)
	Oil & Gas (2.6%)
3,000	Aker BP ASA (g)	5.88	3/31/2025	3,165
3,060	Hunt Oil Co. of Peru, LLC Sucursal Del Peru (g)	6.38	6/01/2028	3,351
8,000	MEG Energy Corp. (g)	7.00	3/31/2024	7,618
10,000	Noble Holding International Ltd.	7.95	4/01/2025	8,875
3,000	Petrobras Global Finance B.V.	7.38	1/17/2027	3,353
4,093	Petrobras Global Finance B.V.	5.75	2/01/2029	4,113
10,000	Petroleos Mexicanos	6.50	3/13/2027	10,154
10,000	Petroleos Mexicanos	6.63	6/15/2035	9,671
5,000	Tecpetrol S.A. (g)	4.88	12/12/2022	4,519

				54,819

11 | USAA High Income Fund

Principal Amount (000)	Security	Coupon Rate		Maturity		Market Value (000)
	Oil & Gas Services (0.0%)
$ 129	Schahin II Finance Co. SPV Ltd. (g),(j),(o),(p)	8.00	%(k)	5/25/2020		$120
5,212	Schahin II Finance Co. SPV Ltd. (b),(d),(g)	5.88		9/25/2022		573

						693

	Pipelines (0.7%)
10,000	Transcanada Trust (3 mo. LIBOR + 3.53%)	5.63	(m)	5/20/2075		9,994
5,000	Transportadora de Gas del Sur S.A. (g)	6.75		5/02/2025		4,550

						14,544

	Total Energy					70,056

	Financial (1.0%)
	Banks (0.3%)
5,000	Royal Bank of Scotland Group plc (3 mo. LIBOR + 2.32%)	4.92	(e)	—	(n)	4,762
3,000	UniCredit S.p.A. (5 Yr. Semi-Annual Swap + 4.91%) (g)	7.30	(m)	4/02/2034		3,061

						7,823

	Insurance (0.7%)
10,000	QBE Capital Funding III Ltd. (10 Yr. Semi-Annual Swap + 4.05%) (g)	7.25	(m)	5/24/2041		10,551
4,000	XLIT Ltd. (3 mo. LIBOR + 2.46%)	5.05	(e)	—	(n)	3,897

						14,448

	Total Financial					22,271

	Industrial (1.8%)
	Aerospace/Defense (0.9%)
2,500	Bombardier, Inc. (g)	7.50		12/01/2024		2,548
17,000	Bombardier, Inc. (g)	7.50		3/15/2025		17,127

						19,675

	Packaging & Containers (0.7%)
3,274	ARD Securities Finance SARL (g),(i),(j)	8.75	(k)	1/31/2023		3,246
5,500	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. (g)	7.25		5/15/2024		5,815
3,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. (g)	6.00		2/15/2025		3,030
3,250	Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu (g)	7.00		7/15/2024		3,366

						15,457

	Trucking & Leasing (0.2%)
3,000	Park Aerospace Holdings Ltd. (g)	5.50		2/15/2024		3,166

	Total Industrial					38,298

	Utilities (1.2%)
	Electric (1.2%)
5,000	AES Gener S.A. (5 Yr. Semi-Annual Swap + 4.64%) (g)	7.13	(m)	3/26/2079		5,244
10,000	Electricite de France S.A. (10 Yr. Semi-Annual Swap + 3.71%) (g)	5.25	(m)	—	(n)	10,106
8,975	Enel S.p.A. (5 Yr. Semi-Annual Swap + 5.88%) (g)	8.75	(m)	9/24/2073		10,097

	Total Utilities					25,447

	Total Eurodollar and Yankee Obligations (cost: $345,434)					356,019

Portfolio of Investments | 12

Number of Shares	Security					Market Value (000)
	EXCHANGE-TRADED FUNDS (5.8%)
692,170	iShares iBoxx $ High Yield Corporate Bond ETF					$60,177
1,741,700	SPDR Bloomberg Barclays High Yield Bond ETF					63,172

	Total Exchange-Traded Funds (cost: $120,633)					123,349

Principal Amount (000)		Coupon Rate		Maturity
	FOREIGN GOVERNMENT OBLIGATIONS (0.1%)
$ 3,000	Bahamas Government International Bond(g) (cost: $3,000)	6.00%		11/21/2028		3,195
	MUNICIPAL OBLIGATIONS (0.7%)
	Florida (0.4%)
9,200	Liberty County (Put Date 5/07/2019)(g),(r)	2.38		10/01/2028		9,200

	Illinois (0.1%)
2,000	City of Chicago	7.05		1/01/2029		2,228

	New Jersey (0.2%)
2,500	EDA	5.71		6/15/2030		2,830

	Total Municipal Obligations (cost: $13,700)					14,258

	PREFERRED BONDS (0.1%)
	Financial (0.1%)
	Insurance (0.1%)
3,000	Catlin Insurance Co. Ltd. (3 mo. LIBOR + 2.98%) (g) (cost: $3,000)	5.57	(e)	—	(n)	2,950
	U.S. GOVERNMENT AGENCY ISSUES (0.4%)(s)
	Commercial MBS (0.4%)
2,428	Freddie Mac (+)	3.12	(f)	10/25/2031		2,397
5,000	Freddie Mac (+)	3.15	(f)	11/25/2025		5,115

	Total U.S. Government Agency Issues (cost: $7,539)					7,512

	U.S. TREASURY SECURITIES (0.0%)
	Notes (0.0%)
550	U.S. Treasury Note(l) (cost: $544)	2.00		2/15/2025		540

	Total Bonds (cost: $1,866,886)					1,871,247

Number of Shares
	EQUITY SECURITIES (7.4%)
	COMMON STOCKS (3.0%)
	Basic Materials (0.4%)
	Chemicals (0.3%)
19,215	LyondellBasell Industries N.V. “A”					1,696
172,882	MPM Holdings, Inc.(t)					5,532

						7,228

13 |  USAA High Income Fund

Number of Shares	Security	Market Value (000)
	Forest Products & Paper (0.0%)
534	Resolute Forest Products, Inc.	$4

	Mining (0.1%)
245,000	Alamos Gold, Inc. “A”	1,139
33,650	Newmont Mining Corp.	1,045

		2,184

	Total Basic Materials	9,416

	Communications (0.4%)
	Media (0.2%)
77,900	Comcast Corp. “A”	3,391

	Telecommunications (0.2%)
50,503	AT&T, Inc.	1,564
63,000	CenturyLink, Inc.	719
28,650	Verizon Communications, Inc.	1,639

		3,922

	Total Communications	7,313

	Consumer, Cyclical (0.3%)
	Airlines (0.1%)
23,000	United Continental Holdings, Inc.(t)	2,044

	Auto Parts & Equipment (0.1%)
10,356	Lear Corp.	1,481

	Lodging (0.1%)
25,400	Hyatt Hotels Corp. “A”	1,949
13,500	Las Vegas Sands Corp.	905

		2,854

	Total Consumer, Cyclical	6,379

	Consumer, Non-cyclical (0.6%)
	Commercial Services (0.1%)
13,899	Automatic Data Processing, Inc.	2,285

	Healthcare-Products (0.0%)
2,921	Alcon, Inc.(t)	170

	Household Products/Wares (0.1%)
11,242	Kimberly-Clark Corp.	1,443

	Pharmaceuticals (0.4%)
22,300	AbbVie, Inc.	1,770
18,400	CVS Health Corp.	1,001
16,562	Johnson & Johnson	2,339
30,900	Merck & Co., Inc.	2,432
14,607	Novartis AG ADR	1,201

		8,743

	Total Consumer, Non-cyclical	12,641

	Energy (0.2%)
	Coal (0.0%)
13,151	Peabody Energy Corp.	378

Portfolio of Investments | 14

Number of Shares	Security	Market Value (000)
	Oil & Gas (0.2%)
414,000	Approach Resources, Inc.(i),(t)	$142
8,522	Chevron Corp.	1,023
5,500	Comstock Resources, Inc.(t)	34
55,337	Harvest Oil & Gas Corp.(i),(t)	880
21,663	Nine Point Energy Holdings, Inc.(d),(o),(p),(t)	65
32,263	Royal Dutch Shell plc ADR “A”	2,050
2,772	Sabine Oil & Gas Holdings, Inc., acquired 8/11/2016; cost $3,204(d),(u)	76
4,982	SilverBow Resources, Inc.(t)	90
22,883	Thunderbird Resources Equity, Inc.(d),(o),(p),(t)	11

		4,371

	Oil & Gas Services (0.0%)
3,813	Paragon Litigation “B”(d),(o),(t)	143
2,542	Paragon Litigation “A”(d),(o),(t)	3

		146

	Total Energy	4,895

	Financial (0.8%)
	Banks (0.3%)
27,800	BB&T Corp.	1,423
18,507	J.P. Morgan Chase & Co.	2,148
111,918	KeyCorp	1,964
109,207	Regions Financial Corp.	1,696

		7,231

	Diversified Financial Services (0.2%)
24,700	CME Group, Inc.	4,419
13,639	Synchrony Financial	473

		4,892

	Insurance (0.1%)
1,995	Brighthouse Financial, Inc.(t)	83
21,952	MetLife, Inc.	1,013

		1,096

	Investment Companies (0.1%)
202,000	Prospect Capital Corp.(i)	1,363

	REITS (0.1%)
17,000	Crown Castle International Corp.	2,138
129,100	MFA Financial, Inc.	970

		3,108

	Total Financial	17,690

	Industrial (0.0%)
	Machinery-Diversified (0.0%)
189	Wabtec Corp.	14

	Miscellaneous Manufacturers (0.0%)
35,316	General Electric Co.	359

	Total Industrial	373

	Technology (0.3%)
	Semiconductors (0.1%)
42,500	Intel Corp.	2,169

15 | USAA High Income Fund

Number of Shares	Security	Market Value (000)
	Software (0.2%)
176	Avaya Holdings Corp.(t)	$3
33,200	Microsoft Corp.	4,336

		4,339

	Total Technology	6,508

	Total Common Stocks (cost: $52,777)	65,215

	PREFERRED STOCKS (4.4%)
	Communications (0.2%)
	Telecommunications (0.2%)
200,000	Qwest Corp., 6.50%	4,607

	Consumer, Non-cyclical (1.7%)
	Agriculture (0.8%)
400,000	CHS, Inc., 7.10%, (3 mo. LIBOR + 4.30%) (e),(n)	10,606
200,000	CHS, Inc., cumulative redeemable, 7.88% (n)	5,521

		16,127

	Food (0.9%)
200,000	Dairy Farmers of America, Inc., cumulative redeemable, 7.88%(g),(n)	20,042

	Total Consumer, Non-cyclical	36,169

	Energy (1.4%)
	Oil & Gas (0.1%)
3,800	Chesapeake Energy Corp., 5.75% (g),(n)	2,138
464	Nine Point Energy Holdings, Inc., (d),(o),(p)	93

		2,231

	Pipelines (1.3%)
1,127,328	NuStar Logistics, LP, 9.31%, (3 mo. LIBOR + 6.73%)(e)	28,408

	Total Energy	30,639

	Financial (1.0%)
	Banks (0.4%)
1,265	M&T Bank Corp., cumulative redeemable, 6.38% (n)	1,268

8,000	U.S. Bancorp, 3.62%, (3 mo. LIBOR + 1.02%) (e),(n)	6,340

		7,608

	Diversified Financial Services (0.0%)
928	Ditech Holding Corp., (Zero Coupon)(d),(n)	1

	Insurance (0.3%)
3,000	American Overseas Group Ltd., non-cumulative, 6.13%, (3 mo. LIBOR + 3.56%) (d),(e),(o),(p)	750
274,059	Delphi Financial Group, Inc., cumulative redeemable, 5.87%, (3 mo. LIBOR + 3.19%) (e)	6,235

		6,985

	REITS (0.3%)
100,000	Equity Residential Properties Trust, 8.29%, Series K, depositary shares, cumulative redeemable(n)	6,300

	Total Financial	20,894

	Government (0.1%)
	Sovereign (0.1%)
80,000	Freddie Mac (+), 8.38% (n)	879
20,000	Freddie Mac (+), 6.02% (n)	184

	Total Government	1,063

	Total Preferred Stocks (cost: $97,400)	93,372

Portfolio of Investments | 16

Number of Shares	Security	Market Value (000)
	WARRANTS (0.0%)
	Energy (0.0%)
	Oil & Gas (0.0%)
8,791	Sabine Oil & Gas Holdings, Inc., acquired 8/11/2016; cost $0(d),(u)	$35
1,565	Sabine Oil & Gas Holdings, Inc., acquired 8/11/2016; cost $0(d),(t),(u)	6
13,764	SandRidge Energy, Inc.(t)	—
5,795	SandRidge Energy, Inc.(t)	—

	Total Energy	41

	Warrants (cost: $0)	41

	Total Equity Securities (cost: $150,177)	158,628

Principal Amount (000)		Coupon Rate	Maturity
	MONEY MARKET INSTRUMENTS (3.9%)
	COMMERCIAL PAPER (3.9%)
$ 8,238	CSLB Holdings Inc. (g)	2.70%	5/06/2019	8,235
12,210	Duke Energy Corp. (g)	2.61	5/03/2019	12,208
13,200	Eaton Corp. (g)	2.67	5/09/2019	13,192
5,445	OGE Energy Corp. (g)	2.65	5/07/2019	5,443
6,380	Sherwin-Williams Co. (g)	2.78	5/15/2019	6,373
18,018	Spire, Inc. (g)	2.77	5/14/2019	18,000
11,491	Viacom, Inc. (g)	2.80	5/01/2019	11,491
7,859	Virginia Electric & Power Co.	2.62	5/02/2019	7,859

	Total Commercial Paper (cost: $82,801)			82,801

Number of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
1,505,191	State Street Institutional Treasury Money Market Fund Premier Class, 2.33%(v) (cost: $1,505)	1,505

	Total Money Market Instruments (cost: $84,306)	84,306

	SHORT-TERM INVESTMENT PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.4%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.4%)
71,861,916	HSBC U.S. Government Money Market Fund Class I, 2.39%(v)	71,862

	Total Short-Term Investment Purchased with Cash Collateral from Securities Loaned (cost: $71,862)	71,862

	Total Investments (cost: $2,173,231)	$2,186,043

17 | USAA High Income Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Bank Loans	$—	$87,932	$6	$87,938
Collateralized Mortgage Obligations	—	1,476	—	1,476
Commercial Mortgage Securities	—	5,445	—	5,445
Corporate Obligations	—	1,265,815	2,750	1,268,565
Eurodollar and Yankee Obligations	—	355,899	120	356,019
Exchange-Traded Funds	123,349	—	—	123,349
Foreign Government Obligations	—	3,195	—	3,195
Municipal Obligations	—	14,258	—	14,258
Preferred Bonds	—	2,950	—	2,950
U.S. Government Agency Issues	—	7,512	—	7,512
U.S. Treasury Securities	540	—	—	540
Equity Securities:
Common Stocks	64,917	222	76	65,215
Preferred Stocks	—	92,529	843	93,372
Warrants	—	41	—	41
Money Market Instruments:
Commercial Paper	—	82,801	—	82,801
Government & U.S. Treasury Money Market Funds	1,505	—	—	1,505
Short-Term Investment Purchased with Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	71,862	—	—	71,862

Total	$262,173	$1,920,075	$3,795	$2,186,043

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At January 31, 2019, the Fund had transfers into/out of Level 3 that were under 0.50% of net assets.

Portfolio of Investments | 18

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust) and Board of Trustees (the Board) has established the Valuation and Liquidity Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA High Income Fund (the Fund) valuation policies and procedures, which are approved by the Board. The Fund utilizes independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund’s net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund’s NAV is calculated will not need to be reflected in the value of the Fund’s foreign securities. However, the USAA Asset Management Company (the Manager) will monitor for events that would materially affect the value of the Fund’s foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

19 | USAA High Income Fund

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security’s market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 20

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,138,256,000 at April 30, 2019, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.0% of net assets at April 30, 2019.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

CMT	Constant Maturity Treasury

EDA	Economic Development Authority

LIBOR	London Interbank Offered Rate

REITS	Real estate investment trusts—Dividend distributions from REITS may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the Fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Zero Coupon	Normally issued at a significant discount from face value and do not provide for periodic interest payments. Income is earned from the purchase date by accreting the purchase discount of the security to par over the life of the security.

21 | USAA High Income Fund

SPECIFIC NOTES

(a)

Bank loans (loans) – are not registered under the Securities Act of 1933. The loans contain certain restrictions on resale and cannot be sold publicly. The stated interest rates represent the all in interest rate of all contracts within the loan facilities. The interest rates are adjusted periodically, and the rates disclosed represent the current rate at April 30, 2019. The weighted average life of the loans are likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loans are deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees, unless otherwise noted as illiquid.

(b)	At April 30, 2019, the issuer was in default with respect to interest and/or principal payments.

(c)	The bank loan will settle after April 30, 2019, at which time the interest rate will be determined.

(d)	Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees.

(e)	Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2019.

(f)	Stated interest rates may change slightly over time as underlying mortgages paydown.

(g)

Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust’s Board of Trustees, unless otherwise noted as illiquid.

(h)

Security is interest only. Interest-only commercial mortgage-backed securities (CMBS IOs) represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

(i)	The security, or a portion thereof, was out on loan as of April 30, 2019.

(j)	Payment-in-kind (PIK)—security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(k)	All of the coupon is PIK.

(l)	At April 30, 2019, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(m)	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

Notes to Portfolio of Investments | 22

(n)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(o)

Security was fair valued at April 30, 2019, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust’s Board of Trustees. The total value of all such securities was $3,935,000, which represented 0.2% of the Fund’s net assets.

(p)	Security was classified as Level 3.

(q)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(r)

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(s)

U.S. government agency issues—Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a “+”, are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs’ obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund’s investments in securities issued by Fannie Mae and Freddie Mac.

(t)	Non-income-producing security.

(u)

Restricted security that is not registered under the Securities Act of 1933. The aggregate market value of these securities at April 30, 2019, was $117,000, which represented less than 0.01% of the Fund’s net assets.

(v)	Rate represents the money market fund annualized seven-day yield at April 30, 2019.

23 | USAA High Income Fund